Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 156,459	$ 114,047
Restricted cash	2,250
Short term investments - available for sale	59,889	76,183
Accounts receivable, net	360,129	285,419
Unbilled revenue	119,766	112,483
Other receivables	12,181	13,387
Deferred tax asset	21,987	20,574
Prepayments and other current assets	29,742	23,155
Income taxes receivable	12,975	18,500
Total current assets	775,378	663,748
Other Assets:
Property, plant and equipment, net	162,822	168,373
Goodwill	360,648	315,441
Non-current other assets	6,428	5,584
Non-current income taxes receivable	20,520	9,506
Non-current deferred tax asset	6,175	5,009
Intangible assets	30,097	34,447
Total Assets	1,362,068	1,202,108
Current Liabilities:
Accounts payable	8,853	8,149
Payments on account	282,549	219,467
Other liabilities	180,298	181,092
Deferred tax liability	13	144
Income taxes payable	3,956	4,570
Total current liabilities	475,669	413,422
Other Liabilities:
Non-current other liabilities	11,990	14,312
Non-current government grants	1,311	1,427
Non-current income taxes payable	7,369	5,650
Non-current deferred tax liability	11,210	12,722
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 61,203,848 shares issued and outstanding at September 30, 2013 and 60,287,498 shares issued and outstanding at December 31, 2012	5,136	5,067
Additional paid-in capital	266,082	237,217
Capital redemption reserve	100	100
Accumulated other comprehensive income	(7,098)	(8,776)
Retained earnings	590,299	520,967
Total Shareholders' Equity	854,519	754,575
Total Liabilities and Shareholders' Equity	$ 1,362,068	$ 1,202,108